Consolidated statements of financial position - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 8,764	$ 5,434
Trade and other receivables	1,352	1,711
Other	537	370
Total current assets	10,653	7,515
Non-current assets
Financial assets		168
Intangibles	12,410	13,494
Total non-current assets	12,410	13,662
Total assets	23,063	21,177
Current liabilities
Trade and other payables	3,489	1,764
Provisions	191	136
Contingent consideration	1,387	0
Total current liabilities	5,067	1,900
Non-Current liabilities
Deferred tax	3,413	3,711
Contingent consideration	458	1,371
Total non-current liabilities	3,871	5,082
Total liabilities	8,938	6,982
Net assets	14,125	14,195
Equity
Contributed equity	48,781	36,642
Other contributed equity	464	464
Reserves	1,066	2,037
Accumulated losses	(36,186)	(24,948)
Equity attributable to the owners of Kazia Therapeutics Limited	14,125	14,195
Total equity	$ 14,125	$ 14,195